FLOWTHROUGH SHARE PREMIUM LIABILITY (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
FLOW THROUGH SHARE PREMIUM LIABILITY
Unspent flow-through expenditure commitments	$ 4,197,000	$ 3,482,000